FAIR VALUE OF FINANCIAL INSTRUMENTS (Additional Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Value of warrant liability for warrant condition changes	$ 2,577,014
Warrant liability	0	498,976
Restatement Adjustment [Member]
Value of warrant liability for warrant condition changes	$ 337,772